WARRANTS (Details Narrative) - USD ($)													3 Months Ended			4 Months Ended	9 Months Ended		12 Months Ended
		Apr. 27, 2023	Feb. 13, 2023	Aug. 29, 2022	Aug. 15, 2022	Jul. 28, 2022	Jun. 26, 2022	Apr. 02, 2022	Apr. 02, 2022	Mar. 24, 2022	Feb. 01, 2022	May 13, 2021	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share Price													$ 0.25				$ 0.25			$ 20.09
Stock Issued During Period, Shares, New Issues				429	228,572					1,286		155,845				691,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																				0.00%
Share-Based Payment Arrangement, Expense																			$ 540,805
Share-Based Payment Arrangement, Noncash Expense																		$ 18,164	23,700	$ 84,171
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[1]																			3.46%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[2]																			55.37%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	[3]																			5 years 3 months 21 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[1]																			3.48%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[2]																			64.89%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	[3]																			6 years 3 months 21 days
Common Stock [Member]
Stock Issued During Period, Shares, New Issues		2,143	3,572										3,718,132	1,142,480	28,333					228,572
Share-Based Payment Arrangement, Expense																			$ 47,680
Letter Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						4,423
Share-Based Payment Arrangement, Expense						$ 30,600
Letter Agreement [Member] | February 2022 Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											11,058
Share Price											$ 0.35
Stock Issued During Period, Shares, New Issues											2,212
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											1.35%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate											52.14%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate											0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term											9 months
Debt Instrument, Fair Value Disclosure											$ 332,859
Share-Based Payment Arrangement, Noncash Expense																				$ 138,692
Investor Relations Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							5,715	8,574	8,574
Stock Issued During Period, Shares, New Issues							1,715
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum									1.72%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum									2.44%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum									52.14%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum									63.36%
Fair Value Adjustment of Warrants									$ 40,350
Investor Relations Agreement [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term									1 year
Investor Relations Agreement [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term									2 years
Investor Relations Agreement [Member] | Vest After12 Months [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,858	2,858	2,858
Proceeds from Warrant Exercises								$ 56.00
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 42.00
Investor Relations Agreement [Member] | Vest Upon Laps of 18 Months [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2,858	2,858
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 66.50	$ 66.50
Investor Relations Agreement [Member] | Vest After 24 Months [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2,858	2,858
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 77.00	$ 77.00
Investor Relations Agreement [Member] | Vest After 6 Months [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,858
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 31.50
Investor Relations Agreement [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							5,716
Investor Relations Agreement [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum							2.52%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum							2.79%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum							52.12%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum							56.48%
Fair Value Adjustment of Warrants							$ 7,009
Investor Relations Agreement [Member] | Warrant [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term							6 months
Investor Relations Agreement [Member] | Warrant [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term							1 year

[1]	The risk-free interest rate represented the risk-free rate of $
[2]	Due to the low trading volume of the Company’s common stock and lack of historical information, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).
[3]	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.